FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 3: - FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures" (originally issued as SFAS 157), the Company measures its marketable securities at fair value based on quoted market price. The Company valued the level 3 other accounts receivable, which resulted from the fair value of Parkway's estimated future consideration based on a valuation using the discounted cash flow model. Unobservable inputs used in this model are significant to the fair value of the asset. The fair value of the liability for warrants related to share purchase agreement was calculated using the Black & Scholes Model and the Company classified this liability within Level 3.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2011:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Other accounts receivable resulting from fair value of Parkway's estimated future consideration	-	-	125	125

Total assets	-	-	125	125

For more details, refer to note 1e.

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants related to share purchase agreement	-	-	165	165

Total liabilities	-	-	165	165

For more details, refer to note 10.